Consolidated Balance Sheets Balance Sheet (Paranthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Paranthetical [Abstract]
Allowance for doubtful accounts	$ 2	$ 9
Authorized	279,955,608	222,972,708
Issued	279,955,608	222,972,708
Outstanding	279,955,608	222,972,708